Revenue	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue

13    Revenue

	Year Ended December 31,
	2021	2022	2023	2023
	S$’000	S$’000	S$’000	US$’000

Mobility	6,086	6,510	5,866	4,446
Quick commerce	88	92	146	111
Membership	21	606	616	467
Advertising initiatives	-	1,617	2,025	1,535
Others	-	-	14	10
	6,195	8,825	8,667	6,569